Investments in associates and joint ventures (Details 2)	12 Months Ended
Dec. 31, 2023
Mineracoes Brasileiras Reunidas S.a. Mbr [Member]
IfrsStatementLineItems [Line Items]
% Ownership	100.00%
% Voting capital	100.00%
% Noncontrolling interest	0.00%
Companhia Portuaria Da Baia De Sepetiba [Member]
IfrsStatementLineItems [Line Items]
% Ownership	100.00%
% Voting capital	100.00%
% Noncontrolling interest	0.00%
Salobo Metais S. A. [Member]
IfrsStatementLineItems [Line Items]
% Ownership	100.00%
% Voting capital	100.00%
% Noncontrolling interest	0.00%
PTVI [member]
IfrsStatementLineItems [Line Items]
% Ownership	44.30%
% Voting capital	44.30%
% Noncontrolling interest	55.70%
Vale Base Metals Limited [Member]
IfrsStatementLineItems [Line Items]
% Ownership	100.00%
% Voting capital	100.00%
% Noncontrolling interest	0.00%
Vale Holdings B V [Member]
IfrsStatementLineItems [Line Items]
% Ownership	100.00%
% Voting capital	100.00%
% Noncontrolling interest	0.00%
Vale Canada Limited [Member]
IfrsStatementLineItems [Line Items]
% Ownership	100.00%
% Voting capital	100.00%
% Noncontrolling interest	0.00%
Vale International S. A. [Member]
IfrsStatementLineItems [Line Items]
% Ownership	100.00%
% Voting capital	100.00%
% Noncontrolling interest	0.00%
Vale Malaysia Minerals Sdn. Bhd. [Member]
IfrsStatementLineItems [Line Items]
% Ownership	100.00%
% Voting capital	100.00%
% Noncontrolling interest	0.00%
Vale Oman Distribution Center L L C [Member]
IfrsStatementLineItems [Line Items]
% Ownership	100.00%
% Voting capital	100.00%
% Noncontrolling interest	0.00%
Vale Oman Pelletizing Company LLC [member]
IfrsStatementLineItems [Line Items]
% Ownership	100.00%
% Voting capital	100.00%
% Noncontrolling interest	0.00%